Notes Payable (Details)			12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 15, 2021	Jan. 21, 2019
Notes Payable [Abstract]
Bearing interest	12.00%	12.00%			1.68%	5.00%
Working capital amount	$ 106,800	$ 3,000,000
Balance due amount			$ 0	$ 0
Interest expenses			$ 0	$ 8,592